ING INVESTORS TRUST

ING MarketPro Portfolio, ING MarketStyle Moderate Portfolio,

ING MarketStyle Moderate Growth Portfolio and

ING MarketStyle Growth Portfolio

Supplement dated July 27, 2007 to the

Adviser Class (“ADV”), Institutional Class (“Class I”), Service Class (“Class S”)

and Service 2 Class Prospectuses

each dated April 30, 2007

On July 12, 2007, the Board of Trustees of ING Investors Trust approved a proposal to liquidate ING MarketPro Portfolio, ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio and ING MarketStyle Growth Portfolio.  The proposed liquidations are subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidations will take place during the fourth quarter of 2007.  Shareholders will be notified if the liquidations are not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING MarketPro Portfolio, ING MarketStyle Moderate Portfolio,

ING MarketStyle Moderate Growth Portfolio and

ING MarketStyle Growth Portfolio

Supplement dated July 27, 2007 to the

Adviser Class (“ADV”), Institutional Class (“Class I”), Service Class (“Class S”)

and Service 2 Class Statement of Additional Information (“SAI”)

dated April 30, 2007

On July 12, 2007, the Board of Trustees of ING Investors Trust approved a proposal to liquidate ING MarketPro Portfolio, ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio and ING MarketStyle Growth Portfolio.  The proposed liquidations are subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidations will take place during the fourth quarter of 2007.  Shareholders will be notified if the liquidations are not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE